Bonus Programs	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Bonus Programs	Bonus Programs
17.1 Quantitative and qualitative objectives
The bonus program for executives is based on achieving certain goals established annually by management and directors, which include quantitative and qualitative objectives and special projects.
Until 2022, the quantitative objectives were represented approximately 50% of the bonus and are based on the Economic Value Added (“EVA”) methodology. For 2023 onwards, 50% of the annual bonus is evaluated based on certain annual targets established by the Company regarding earnings before interest and taxes (“EBIT”) and working capital. The objective established for the executives at each entity is based on a combination of the EBIT and working capital generated by the entity and by the Company and the EBIT and working capital generated by the Company’s parent FEMSA. The qualitative objectives and special projects represent the remaining 50% of the annual bonus and are based on the critical success factors established at the beginning of the year for each executive.
The bonus amounts are determined based on each eligible participant’s level of responsibility and based on the EVA generated by the applicable business unit the employee works for. This formula is established by considering the level of responsibility within the organization, the employees’ evaluation and competitive compensation in the market.
The incentive plan target is expressed in months of salary, and the final amount payable is computed based on a percentage of achievement of the goals established every year. The bonuses are recognized in the consolidated income statement in the year earned and are paid in cash the following year. During the years ended December 31, 2023, 2022 and 2021 the bonus expense recorded amounted to Ps. 964, Ps. 1,527 and Ps. 856, respectively.
17.2 Share-based payment bonus plan
The Company has a stock incentive plan for the benefit of its senior executives. This plan uses the EVA as its main evaluation metric. Under the EVA stock incentive plan, eligible executives are entitled to receive a special annual bonus (fixed amount), to purchase FEMSA and Coca-Cola FEMSA shares or options, based on the executive’s responsibility in the organization, their business’ EVA result achieved, and their individual performance. The acquired shares or options are deposited in a trust, and the executives may access them one year after they are vested at 33% per year. Fifty percent of Coca-Cola FEMSA’s annual executive bonus is to be used to purchase FEMSA shares or options and the remaining 50% to purchase Coca-Cola FEMSA shares or options. During the years ended December 31, 2023, 2022 and 2021, no stock options were granted to executives.
The special bonus is granted to the eligible executive on an annual basis and after withholding applicable taxes. The Company contributes the individual executive’s special bonus (after taxes) in cash to the Administrative Trust (which is controlled and consolidated by FEMSA), which then uses the funds to purchase FEMSA and Coca-Cola FEMSA shares (as instructed by the Corporate Practices Committee), which are then allocated to such executive.
Coca-Cola FEMSA accounts for its share-based payment bonus plan as an equity-settled share-based payment transaction, since it is its parent company, FEMSA, who ultimately grants and settles with shares these obligations due to executives.
At December 31, 2023 the shares granted under the Company’s executive incentive plans are as follows:

	Number of shares
Incentive Plan	FEMSA	KOF	Vesting period
2019	312,006	457,338	2020-2022
2020	666,281	956,926	2021-2023
2021	780,524	1,197,820	2022-2024
2022	856,664	1,289,204	2023-2025
2023	926,288	1,134,810	2024-2026
Total	3,541,763	5,036,098
For the years ended December 31, 2023, 2022 and 2021, the total expense recognized for the period arising from share-based payment transactions, using the grant date model, was of Ps. 319 Ps. 326 and Ps. 276, respectively.
As of December 31, 2023 and 2022, the asset related to the excess of the contributions paid by the Company in comparison to the equity contribution from FEMSA is recorded by the Company in its consolidated statements of financial position amounted to Ps. 534 and Ps. 360 respectively, these amounts have been fully contributed to the trust. see Note 13.